GREAT-WEST FUNDS, INC.
GREAT-WEST INVESCO SMALL CAP VALUE FUND
Schedule of Investments
As of March 31, 2020 (Unaudited)
Shares		Fair Value
COMMON STOCK
Basic Materials — 2.98%
75,600	Commercial Metals Co	$ 1,193,724
10,200	Innospec Inc	708,798
29,600	PH Glatfelter Co	361,712
19,000	Tronox Holdings PLC Class A	94,620
58,300	Verso Corp Class A(a)	657,624
		3,016,478
Communications — 2.78%
37,500	Extreme Networks Inc(a)	115,875
21,500	GlobalSCAPE Inc	153,080
7,500	IDT Corp Class B(a)	40,650
142,300	Meet Group Inc(a)(b)	835,301
12,700	MSG Networks Inc Class A(a)(b)	129,540
180,100	National CineMedia Inc	587,126
29,800	PC-Tel Inc	198,170
2,100	Preformed Line Products Co	104,643
4,100	Stamps.com Inc(a)	533,328
10,600	TEGNA Inc	115,116
		2,812,829
Consumer, Cyclical — 7.08%
8,600	Adient PLC(a)	78,002
25,500	American Axle & Manufacturing Holdings Inc(a)	92,055
2,400	AutoNation Inc(a)	67,344
1,400	BMC Stock Holdings Inc(a)	24,822
25,000	Commercial Vehicle Group Inc(a)	37,750
17,100	Crocs Inc(a)	290,529
28,700	Dana Inc	224,147
6,200	Deckers Outdoor Corp(a)	830,800
8,800	Denny's Corp(a)	67,584
112,200	Everi Holdings Inc(a)(b)	370,260
7,700	Foundation Building Materials Inc(a)	79,233
14,600	Garrett Motion Inc(a)	41,756
22,000	GMS Inc(a)	346,060
800	Group 1 Automotive Inc	35,408
9,200	Herman Miller Inc	204,240
8,200	Installed Building Products Inc(a)	326,934
4,000	LCI Industries	267,320
7,400	Lithia Motors Inc Class A	605,246
22,800	Meritage Homes Corp(a)	832,428
14,500	Meritor Inc(a)	192,125
16,300	Methode Electronics Inc	430,809
43,900	Modine Manufacturing Co(a)	142,675
37,300	Office Depot Inc	61,172
10,300	Rocky Brands Inc	199,305
6,200	Sally Beauty Holdings Inc(a)	50,096
13,400	Tempur Sealy International Inc(a)	585,714
1,600	Triton International Ltd	41,392
6,100	Universal Electronics Inc(a)	234,057
Shares		Fair Value
Consumer, Cyclical — (continued)
20,400	Veritiv Corp(a)	$ 160,344
8,700	World Fuel Services Corp	219,066
1,300	Wyndham Destinations Inc	28,210
		7,166,883
Consumer, Non-Cyclical — 19.11%
31,200	Aaron's Inc	710,736
42,000	Affimed NV(a)	66,360
82,400	Agenus Inc(a)	201,880
44,800	Alkermes PLC(a)	646,016
3,600	Anika Therapeutics Inc(a)	104,076
17,400	Arena Pharmaceuticals Inc(a)(b)	730,800
5,400	Avis Budget Group Inc(a)	75,060
1,200	Barrett Business Services Inc	47,568
8,500	BioSpecifics Technologies Corp(a)	480,845
31,200	Cardtronics PLC Class A(a)	652,704
10,500	Cerecor Inc(a)	26,040
14,200	Champions Oncology Inc(a)	105,080
3,200	Coca-Cola Consolidated Inc	667,296
36,700	Coherus Biosciences Inc(a)	595,274
15,500	Collectors Universe Inc	242,885
21,000	Cross Country Healthcare Inc(a)	141,540
28,600	Deluxe Corp	741,598
17,700	Eagle Pharmaceuticals Inc(a)	814,200
55,600	Ennis Inc	1,044,168
11,300	FTI Consulting Inc(a)	1,353,401
23,600	Halozyme Therapeutics Inc(a)	424,564
14,800	Heidrick & Struggles International Inc	333,000
33,800	Herc Holdings Inc(a)	691,548
63,400	Innoviva Inc(a)	745,584
1,800	Integer Holdings Corp(a)	113,148
44,100	Ironwood Pharmaceuticals Inc(a)	444,969
6,100	John B Sanfilippo & Son Inc	545,340
58,400	K12 Inc(a)	1,101,424
8,700	Kforce Inc	222,459
17,600	Lannett Co Inc(a)(b)	122,320
7,800	Laureate Education Inc Class A(a)	81,978
13,400	Medpace Holdings Inc(a)	983,292
6,200	Myriad Genetics Inc(a)	88,722
400	Nevro Corp(a)	39,992
11,100	Pfenex Inc(a)	97,902
5,400	Psychemedics Corp	32,670
19,800	Quanex Building Products Corp	199,584
81,600	Rent-A-Center Inc	1,153,824
5,600	Tenet Healthcare Corp(a)	80,640
13,000	TreeHouse Foods Inc(a)	573,950
12,300	United Therapeutics Corp(a)	1,166,347
14,400	Vectrus Inc(a)	596,304
2,000	Veracyte Inc(a)(b)	48,620
		19,335,708

See Notes to Schedule of Investments.

March 31, 2020

GREAT-WEST FUNDS, INC.
GREAT-WEST INVESCO SMALL CAP VALUE FUND
Schedule of Investments
As of March 31, 2020 (Unaudited)
Shares		Fair Value
Energy — 3.86%
3,600	Adams Resources & Energy Inc	$ 84,600
22,600	Arch Coal Inc Class A(b)	653,140
5,000	Archrock Inc	18,800
3,800	Bonanza Creek Energy Inc(a)	42,750
14,600	California Resources Corp(a)(b)	14,600
14,800	CVR Energy Inc(b)	244,644
18,600	Delek US Holdings Inc	293,136
47,400	Denbury Resources Inc(a)	8,750
14,500	Era Group Inc(a)	77,285
63,750	Evolution Petroleum Corp	166,387
17,900	ION Geophysical Corp(a)	22,733
12,300	Liberty Oilfield Services Inc Class A	33,087
45,000	Matrix Service Co(a)	426,150
800	Murphy USA Inc(a)	67,488
5,100	NACCO Industries Inc Class A	142,698
85,200	Patterson-UTI Energy Inc	200,220
7,200	PDC Energy Inc(a)	44,712
40,500	Profire Energy Inc(a)	31,898
3,200	Talos Energy Inc(a)	18,400
134,600	W&T Offshore Inc(a)	228,820
102,200	Warrior Met Coal Inc	1,085,364
		3,905,662
Financial — 38.48%
4,300	1st Source Corp	139,449
4,200	ACNB Corp	126,000
30,500	AG Mortgage Investment Trust Inc REIT	83,570
53,300	American Equity Investment Life Holding Co	1,002,040
167,700	Anworth Mortgage Asset Corp REIT	189,501
11,200	Apollo Commercial Real Estate Finance Inc REIT	83,104
12,100	Ares Commercial Real Estate Corp REIT(b)	84,579
41,400	ARMOUR Residential REIT Inc	364,734
21,800	Assured Guaranty Ltd	562,222
1,000	BancFirst Corp	33,370
123,200	Bancorp Inc(a)	747,824
8,700	Bank of Commerce Holdings	68,469
3,800	Bank of Marin Bancorp	114,000
9,253	Bankwell Financial Group Inc	141,201
38,900	Banner Corp	1,285,256
7,800	BCB Bancorp Inc	83,070
21,200	Blackstone Mortgage Trust Inc REIT Class A	394,744
52,800	Boston Private Financial Holdings Inc	377,520
31,500	Brighthouse Financial Inc(a)	761,355
147,500	Brightsphere Investment Group Inc	942,525
26,100	BRT Apartments Corp REIT	267,525
4,600	C&F Financial Corp	183,540
31,300	Central Pacific Financial Corp	497,670
Shares		Fair Value
Financial — (continued)
24,700	Central Valley Community Bancorp	$ 322,088
8,000	Century Bancorp Inc Class A	497,920
2,000	Chemung Financial Corp	65,960
3,400	CIT Group Inc	58,684
16,300	ConnectOne Bancorp Inc	219,072
15,200	Curo Group Holdings Corp	80,560
59,900	Customers Bancorp Inc(a)	654,707
71,700	DiamondRock Hospitality Co REIT	364,236
45,900	Dime Community Bancshares Inc	629,289
17,500	Easterly Government Properties Inc REIT	431,200
13,200	EastGroup Properties Inc REIT	1,379,136
32,700	Equity Commonwealth REIT	1,036,917
16,700	Essent Group Ltd	439,878
18,900	Federal Agricultural Mortgage Corp Class C	1,051,407
13,400	Financial Institutions Inc	243,076
3,600	First Business Financial Services Inc	55,800
17,831	First Financial Northwest Inc	179,023
67,100	First Industrial Realty Trust Inc REIT	2,229,733
4,500	First Internet Bancorp	73,890
16,400	First of Long Island Corp	284,540
68,500	Flagstar Bancorp Inc	1,358,355
8,500	FS Bancorp Inc	306,000
3,300	Getty Realty Corp REIT	78,342
12,700	Great Southern Bancorp Inc	513,080
106,200	Hilltop Holdings Inc	1,605,744
1,000	Hingham Institution for Savings	144,990
3,800	Home Bancorp Inc	92,796
8,600	HomeStreet Inc	191,178
6,100	Independence Holding Co	155,916
6,200	International FCStone Inc(a)	224,812
74,200	Investors Bancorp Inc	592,858
4,000	Investors Real Estate Trust REIT	220,000
750	Investors Title Co	96,000
16,700	iStar Inc REIT	177,187
1,600	Lakeland Financial Corp	58,800
4,600	Luther Burbank Corp	42,182
4,800	Macatawa Bank Corp	34,176
2,100	Marlin Business Services Corp	23,457
58,300	National Storage Affiliates Trust REIT	1,725,680
96,500	Navient Corp	731,470
3,400	Nelnet Inc Class A	154,394
41,800	Newmark Group Inc Class A	177,650
2,013	NexPoint Residential Trust Inc REIT	50,748
7,600	Northrim BanCorp Inc	205,200
7,100	OceanFirst Financial Corp	112,961
87,300	OFG Bancorp	976,014
2,300	Orrstown Financial Services Inc	31,671
9,700	Outfront Media Inc REIT	130,756

See Notes to Schedule of Investments.

March 31, 2020

GREAT-WEST FUNDS, INC.
GREAT-WEST INVESCO SMALL CAP VALUE FUND
Schedule of Investments
As of March 31, 2020 (Unaudited)
Shares		Fair Value
Financial — (continued)
2,800	PCB Bancorp	$ 27,384
53,500	PennyMac Financial Services Inc	1,182,885
3,300	PennyMac Mortgage Investment Trust REIT	35,046
75,400	Piedmont Office Realty Trust Inc REIT Class A	1,331,564
21,600	Popular Inc	756,000
950	PS Business Parks Inc REIT	128,744
3,300	QCR Holdings Inc	89,331
36,100	Radian Group Inc	467,495
16,200	Regional Management Corp(a)	221,292
8,700	Republic Bancorp Inc Class A	287,361
60,900	Rexford Industrial Realty Inc REIT	2,497,509
41,002	Riverview Bancorp Inc	205,420
1,700	RMR Group Inc Class A	45,849
11,900	Safeguard Scientifics Inc	66,045
3,000	Shore Bancshares Inc	32,550
6,600	Spirit Realty Capital Inc REIT	172,590
7,100	Stifel Financial Corp	293,088
6,600	Terreno Realty Corp REIT	341,550
1,800	Territorial Bancorp Inc	44,190
16,200	Third Point Reinsurance Ltd(a)	120,042
26,200	United Community Banks Inc	479,722
6,900	Urstadt Biddle Properties Inc REIT Class A	97,290
1,300	Virtus Investment Partners Inc	98,943
10,600	Walker & Dunlop Inc	426,862
27,800	West Bancorporation Inc(b)	454,530
		38,946,083
Industrial — 10.49%
8,500	Advanced Drainage Systems Inc	250,240
2,000	American Woodmark Corp(a)	91,140
15,700	ArcBest Corp	275,064
28,400	Atkore International Group Inc(a)	598,388
10,000	Bel Fuse Inc Class B	97,400
6,800	Benchmark Electronics Inc	135,932
88,700	Builders FirstSource Inc(a)	1,084,801
55,800	Comtech Telecommunications Corp	741,582
93,700	Costamare Inc	423,524
68,200	Dorian LPG Ltd(a)	594,022
20,200	Fabrinet(a)	1,102,112
28,620	General Finance Corp(a)	178,589
29,400	GrafTech International Ltd(b)	238,728
137,700	Great Lakes Dredge & Dock Corp(a)	1,142,910
18,200	LB Foster Co Class A(a)	224,952
17,700	MasTec Inc(a)	579,321
19,400	Myers Industries Inc	208,550
2,200	Powell Industries Inc	56,474
9,800	Ryerson Holding Corp(a)	52,136
16,800	Sanmina Corp(a)	458,304
4,100	Scorpio Tankers Inc(b)	78,392
Shares		Fair Value
Industrial — (continued)
28,600	SEACOR Holdings Inc(a)	$ 771,056
27,000	Stoneridge Inc(a)	452,250
19,800	Teekay Tankers Ltd Class A(a)	440,352
1,200	Timken Co	38,808
4,600	Tredegar Corp	71,898
9,800	TriMas Corp(a)	226,380
		10,613,305
Technology — 7.27%
1,000	CACI International Inc Class A(a)	211,150
22,800	Cirrus Logic Inc(a)	1,496,364
51,400	Diebold Nixdorf Inc(a)	180,928
22,500	Digital Turbine Inc(a)	96,975
5,500	Diodes Inc(a)	223,493
10,100	Insight Enterprises Inc(a)	425,513
6,100	Lumentum Holdings Inc(a)	449,570
4,200	Manhattan Associates Inc(a)	209,244
19,900	NCR Corp(a)	352,230
21,700	NetScout Systems Inc(a)	513,639
27,400	Perspecta Inc	499,776
1,800	Progress Software Corp	57,600
22,600	Synaptics Inc(a)	1,307,862
63,100	Unisys Corp(a)	779,285
12,900	Verint Systems Inc(a)	554,700
		7,358,329
Utilities — 5.56%
1,000	ALLETE Inc	60,680
9,300	Avista Corp	395,157
13,700	Black Hills Corp	877,211
9,900	Hawaiian Electric Industries Inc	426,195
2,600	NorthWestern Corp	155,558
1,200	ONE Gas Inc	100,344
16,300	Ormat Technologies Inc	1,102,858
10,100	PNM Resources Inc(b)	383,800
32,500	Portland General Electric Co	1,558,050
1,300	Southwest Gas Holdings Inc	90,428
6,400	Spire Inc	476,672
		5,626,953
TOTAL COMMON STOCK — 97.61% (Cost $130,968,146)		$98,782,230

See Notes to Schedule of Investments.

March 31, 2020

GREAT-WEST FUNDS, INC.
GREAT-WEST INVESCO SMALL CAP VALUE FUND
Schedule of Investments
As of March 31, 2020 (Unaudited)
Principal Amount		Fair Value
SHORT TERM INVESTMENTS
U.S. Treasury Bonds and Notes — 0.74%
$750,000	U.S. Treasury Bills(c) 0.23%, 09/10/2020	$ 749,212
Repurchase Agreements — 3.09%
742,586	Undivided interest of 1.40% in a repurchase agreement (principal amount/value $53,240,019 with a maturity value of $53,240,034) with RBC Capital Markets Corp, 0.01%, dated 3/31/20 to be repurchased at $742,586 on 4/1/20 collateralized by U.S. Treasury securities and various U.S. Government Agency securities, 0.00% - 7.13%, 7/15/20 - 2/20/50, with a value of $53,213,690.(d)	742,586
742,586	Undivided interest of 1.40% in a repurchase agreement (principal amount/value $53,240,019 with a maturity value of $53,240,049) with Citigroup Global Markets Inc, 0.02%, dated 3/31/20 to be repurchased at $742,586 on 4/1/20 collateralized by a U.S. Treasury security and various U.S. Government Agency securities, 2.00% - 11.00%, 4/15/20 - 1/1/59, with a value of $53,213,464.(d)	742,586
742,586	Undivided interest of 1.43% in a repurchase agreement (principal amount/value $52,106,736 with a maturity value of $52,106,750) with HSBC Securities (USA) Inc, 0.01%, dated 3/31/20 to be repurchased at $742,586 on 4/1/20 collateralized by various U.S. Government Agency securities, 2.50% - 8.00%, 2/1/30 - 3/1/56, with a value of $52,074,465.(d)	742,586
Principal Amount		Fair Value
Repurchase Agreements — (continued)
$156,312	Undivided interest of 3.82% in a repurchase agreement (principal amount/value $4,098,858 with a maturity value of $4,098,860) with Credit Agricole Securities (USA) Inc, 0.02%, dated 3/31/20 to be repurchased at $156,312 on 4/1/20 collateralized by various U.S. Government Agency securities, 3.00% - 5.00%, 10/20/39 - 11/1/49, with a value of $4,095,502.(d)	$ 156,312
742,586	Undivided interest of 5.95% in a repurchase agreement (principal amount/value $12,483,510 with a maturity value of $12,483,513) with Bank of America Securities Inc, 0.01%, dated 3/31/20 to be repurchased at $742,586 on 4/1/20 collateralized by Government National Mortgage Association securities, 3.00% - 3.50%, 12/20/49 - 3/20/50, with a value of $12,475,006.(d)	742,586
		3,126,656
TOTAL SHORT TERM INVESTMENTS — 3.83% (Cost $3,875,868)		$3,875,868
TOTAL INVESTMENTS — 101.44% (Cost $134,844,014)		$102,658,098
OTHER ASSETS & LIABILITIES, NET — (1.44)%		$(1,460,113)
TOTAL NET ASSETS — 100.00%		$101,197,985

(a)	Non-income producing security.
(b)	All or a portion of the security is on loan at March 31, 2020.
(c)	All or a portion of the security has been pledged as collateral to cover segregation requirements on open futures contracts.
(d)	Collateral received for securities on loan.
REIT	Real Estate Investment Trust
See Notes to Schedule of Investments.

March 31, 2020

GREAT-WEST FUNDS, INC.
GREAT-WEST INVESCO SMALL CAP VALUE FUND
Schedule of Investments
As of March 31, 2020 (Unaudited)
At March 31, 2020, the Fund held the following outstanding exchange traded futures contracts:
Description	Number of Contracts		Notional Amount	Expiration Date	Fair Value and Net Unrealized Depreciation
Russell 2000 Mini Long Futures	37	USD	2,123,060	June 2020	$(37,495)
See Notes to Schedule of Investments.

March 31, 2020

GREAT-WEST FUNDS, INC.
GREAT-WEST INVESCO SMALL CAP VALUE FUND
Notes to Schedule of Investments (Unaudited)

Security Valuation
The Board of Directors of the Fund has adopted policies and procedures for the valuation of the Fund’s securities and assets, and has appointed the Fair Value Pricing Committee of the investment adviser, Great-West Capital Management, LLC, to complete valuation determinations under those policies and procedures.
The Fund generally values its securities based on market prices determined at the close of regular trading on the New York Stock Exchange (NYSE) on each day the NYSE is open for trading. The net asset value (NAV) of each class of the Fund's shares is determined by dividing the net assets attributable to each class of shares of the Fund by the number of issued and outstanding shares of each class of the Fund on each valuation date.
For securities that are traded on only one exchange, the last sale price as of the close of business of that exchange will be used. If the closing price is not available, the current bid as of the close of business will be used. For securities traded on more than one exchange, or upon one or more exchanges and in the over-the-counter (OTC) market, the last sale price as of the close of business on the market which the security is traded most extensively will be used. If the closing price is not available, the current bid as of the close of business will be used. For securities that principally trade on the NASDAQ National Market System, the NASDAQ official closing price will be used.
For private equity securities that are not traded on an exchange, an appropriate source, which may include the use of an internally developed or approved valuation model, a different external pricing vendor, or sourcing a price from a broker will be used. Valuation of these securities will be reviewed regularly by the Fair Value Pricing Committee.
Short term securities purchased with less than 60 days remaining until maturity and all U.S. Treasury Bills are valued on the basis of amortized cost, which has been determined to approximate fair value. Short term securities purchased with more than 60 days remaining until maturity are valued using pricing services, or in the event a price is not available from a pricing service, may be priced using other methodologies approved by the Board of Directors, including model pricing or pricing on the basis of quotations from brokers or dealers, and will continue to be priced until final maturity.
Foreign equity securities are generally valued using an adjusted systematic fair value price from an independent pricing service. Foreign exchange rates are determined at a time that corresponds to the closing of the NYSE.
For derivatives that are traded on an exchange, the last sale price as of the close of business of the exchange will be used. For derivatives traded over-the-counter (OTC), independent pricing services will be utilized when possible. If a price cannot be located from the primary source, other appropriate sources, which may include the use of an internally developed valuation model, another external pricing vendor or sourcing a price from a broker, may be used.
Independent pricing services are approved by the Board of Directors and are utilized for all investment types when available. In some instances valuations from independent pricing services are not available or do not reflect events in the market between the time the market closed and the valuation time and therefore fair valuation procedures are implemented. The fair value for some securities may be obtained from pricing services or other pricing sources. The inputs used by the pricing services are reviewed quarterly or when the pricing vendor issues updates to its pricing methodologies. Broker quotes are analyzed through an internal review process, which includes a review of known market conditions and other relevant data. Developments that might trigger fair value pricing could be natural disasters, government actions or fluctuations in domestic and foreign markets.

March 31, 2020

The following table provides examples of the inputs that are commonly used for valuing particular classes of securities. These classifications are not exclusive, and any inputs may be used to value any other security class.
Class	Inputs
Common Stock	Exchange traded close price, bids, evaluated bids, open and close price of the local exchange, exchange rates, fair values based on significant market movement and various index data.
Short Term Investments	Maturity date, credit quality and interest rates.
Futures Contracts	Exchange traded close price.
The Fund classifies its valuations into three levels based upon the observability of inputs to the valuation of the Fund’s investments. The valuation levels are not necessarily an indication of the risk or liquidity associated with the underlying investment. Classification is based on the lowest level of input significant to the fair value measurement. The three levels are defined as follows:
Level 1 – Unadjusted quoted prices for identical securities in active markets.
Level 2 – Inputs other than quoted prices included in Level 1 that are observable either directly or indirectly. These may include quoted prices for similar assets in active markets.
Level 3 – Unobservable inputs to the extent observable inputs are not available and may include prices obtained from single broker quotes. Unobservable inputs reflect the Fund’s own assumptions and would be based on the best information available under the circumstances.
As of March 31, 2020, all of the Fund’s investments are valued using Level 1 inputs, except for Short Term Investments, which are valued using Level 2 inputs. More information regarding the sector and industry classifications, as applicable, are included in the Schedule of Investments.
Repurchase Agreements
The Fund may engage in repurchase agreement transactions with institutions that the Fund’s investment adviser has determined are creditworthy. The Fund will purchase securities at a specified price with an agreement to sell the securities to the same counterparty at a specified time, price and interest rate. The Fund’s custodian and/or securities lending agent receives delivery of the underlying securities collateralizing a repurchase agreement. Collateral is at least equal to the value of the repurchase obligation including interest. A repurchase agreement transaction involves certain risks in the event of default or insolvency of the counterparty. These risks include possible delays or restrictions upon a Fund’s ability to dispose of the underlying securities and a possible decline in the value of the underlying securities during the period while the Fund seeks to assert its rights.
Futures Contracts
The Fund uses futures contracts to equitize cash. A futures contract is an agreement between two parties to buy or sell a specified underlying investment for a fixed price at a specified future date. Futures contracts are generally entered into on a regulated futures exchange and cleared through a clearinghouse associated with the exchange. The use of futures contracts may involve risks such as the possibility of illiquid markets or imperfect correlation between the value of the contracts and the underlying securities that comprise the index, or that the clearinghouse will fail to perform its obligations. The Fund held an average of 42 futures contracts for the reporting period.

March 31, 2020